Interim Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 333	$ 1,075	$ 676